Stockholders’ Equity	12 Months Ended
Dec. 31, 2025
Stockholders’ Equity [Abstract]
Stockholders’ Equity

Note 14 — Stockholders’ Equity

Ordinary Shares and Preferred Shares

The Company was initially authorized to issue (i) 450,000,000 ordinary shares, $0.0001 par value per share, divided into 300,000,000 Class A ordinary shares and 150,000,000 Class B ordinary shares, and (ii) 50,000,000 preferred shares, $0.0001 par value per share. On October 6, 2023, the Company held the 2023 Annual Meeting of Shareholders (the “2023 Annual Meeting”). The 2023 Annual Meeting approved the increase of the Company’s authorized share capital from US$50,000 divided into 500,000,000 shares of a par value of US$0.0001 each, comprising of 300,000,000 Class A ordinary shares, 150,000,000 Class B ordinary shares, and 50,000,000 preferred shares of a par value of US$0.0001 each, to US$5,000,000 divided into 50,000,000,000 shares of a par value of US$0.0001 each, comprising of 40,000,000,000 Class A ordinary shares, 7,500,000,000 Class B ordinary shares, and 2,500,000,000 preferred shares of a par value of US$0.0001 each. On March 7, 2025, the Company held the Extraordinary Meeting of Shareholders (the “2025 EGM”). The 2025 EGM approved the increase of the Company’s authorized share capital to US$20,000,000, with a nominal value of US$0.0001 each, comprising (a) 190,000,000,000 Class A Ordinary Shares of a par value of US$0.0001 each; (b) 7,500,000,000 Class B Ordinary Shares of a par value of US$0.0001 each; and (c) 2,500,000,000 preferred Shares of a par value of US$0.0001 each. On September 29, 2025, the Company held the 2025 Annual Meeting of Shareholders (the “2025 Annual Meeting”). The 2025 Annual Meeting approved the increase of the Company’s authorized share capital to US$20,000,000,000 divided into 200,000,000,000,000 shares with a nominal or par value of US$0.0001 each, comprising (a) 192,497,500,000,000 Class A Ordinary Shares of a par value of US$ 0.0001 each; (b) 7,500,000,000,000 Class B Ordinary Shares of a par value of US$0.0001 each; and (c) 2,500,000,000 preferred Shares of a par value of US$0.0001 each.

As of June 16, 2020, subsequent to the Closing of the business combination, there were 17,399,176 ordinary shares outstanding, including 7,647,962 Class A ordinary shares and 9,751,214 Class B ordinary shares, and no preferred shares outstanding. On November 12, 2020, as a result of post-merger consideration adjustment, additional 121,473 ordinary shares were issued to Lion’s original shareholders, including 29,591 Class A ordinary shares and 91,882 Class B ordinary shares. An aggregate of 1,933,740 Class B ordinary shares set aside as the indemnity escrow shares following the closing of the business combination was no longer subject to forfeiture in June 2023. An aggregate of 3,876,481 Class B ordinary shares set aside as the earnout escrow shares was to be forfeited as the 2021 net income and 2022 net income targets were not met.

The shareholders of Class A and Class B ordinary shares have the same rights except for the voting and conversion rights. Each Class A ordinary share was initially entitled to one vote, and is not convertible into Class B ordinary share under any circumstance; and each Class B ordinary share is initially entitled to ten votes, and is convertible into one Class A ordinary share at any time by the holder thereof, subject to adjustments for any subdivision or combination. On February 16, 2022, January 13, 2023 and December 23, 2024, the Company held the annual General Meetings of Shareholders that approved the increase by the number of votes attached to Class B Ordinary Shares from ten (10) votes per Class B Ordinary Share to twenty five (25) votes per Class B Ordinary Share, from twenty five (25) votes per Class B Ordinary Share to one hundred (100) votes per Class B Ordinary Share, and from one hundred (100) votes per Class B Ordinary Share to ten thousand (10,000) votes per Class B Ordinary Share, respectively.

As of December 31, 2025 and 2024, there was an aggregate of 150,847,024,115 and 1,777,596,090 Class A ordinary shares issued and outstanding, respectively; and an aggregate of 811,544,015 and 65,387,845 Class B ordinary shares issued and outstanding, respectively. As of December 31, 2025 and 2024, there was no preferred shares issued and outstanding.

January 2021 Call Options

On January 6, 2021, the Company entered into a binding strategic cooperation framework agreement (the “Strategic Cooperation Agreement”) with Mr. Yao Yongjie (“Mr. Yao”) and engaged Mr. Yao as the chief technical adviser to provide technical advice and consultancy service in blockchain industry. The Company grants to Mr. Yao options (the “Call Options”) to subscribe for 6 million Class A ordinary shares at a price fixed at US$2 per Class A ordinary share. Within 24 months of the signing of the Strategic Cooperation Agreement, Mr. Yao may exercise the right to subscribe for such shares by tranches if the following conditions are met:

(i)	if the closing price of the shares in the Company exceeds US$97,500 (US$ 3.00 before ratio changes) per ADS for 3 consecutive trading days, Mr. Yao may exercise 2 million call options;

(ii)	if the closing price of the shares in the Company exceeds US$162,500 (US$ 5.00 before ratio changes) per ADS for 3 consecutive trading days, Mr. Yao may exercise 2 million call options;

(iii)	if the closing price of the shares in the Company exceeds US$243,750 (US$ 7.50 before ratio changes) per ADS for 3 consecutive trading days, Mr. Yao may exercise 2 million call options.

The Company estimated the fair value of the call options at $0.47, $0.33 and $0.16 per Class A ordinary share for three tranches, respectively on the date of grant using Binomial Option Pricing Model applying an expected term of 2 years, a stock price of $63,050 per ADS, volatility of 51.69%, a risk free rate of 0.21% and an expected dividend yield of 0%. The aggregate fair value of the Call Options of $1,909,000 is recognized as stock-based compensation expense over the requisite service period which is five-year period from the date thereof. For the years ended December 31, 2023, an aggregate of $382,000 each was recognized in expenses included in the consolidated statements of operations for the service provided. During the year ended December 31, 2024, the remaining of $763,000 was fully recognized as expenses.

For the year ended December 31, 2021, 2,000,000 Class A ordinary shares, as represented by ADSs were issued for the aggregate proceeds of $4.0 million, as a result of exercise of Call Options. As of January 3, 2023, the remaining aggregate of 4 million Call Options expired unexercised.